Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Current cost of service	$ 3,077,205	$ 2,457,762	$ 2,154,071
Past service cost	653,426	930,906	306,746
Non-provided paid benefits	3,718,682	3,959,881	6,547,694
Other	2,271,831	70,747	175,005
Total expense recognized in Consolidated Statement of Income	$ 9,721,144	$ 7,419,296	$ 9,183,516